Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Vessels, Net [Abstract]
Schedule of Vessels, Net

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	$487,140	$(86,948)	$400,192
Additions	500	(22,248)	(21,748)
Balance at December 31, 2016	$487,640	$(109,196)	$378,444
Additions	—	(22,224)	(22,224)
Balance at December 31, 2017	$487,640	$(131,420)	$356,220